Expense Example - SelectPortfoliosGroup10-UtilitiesSector-PRO - SelectPortfoliosGroup10-UtilitiesSector-PRO - Select Utilities Portfolio - Select Utilities Portfolio	Apr. 29, 2025 USD ($)
Expense Example:
1 year	$ 67
3 years	211
5 years	368
10 years	$ 822